SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Schedule of changes in the Company’s non-cash working capital items relating to operating activities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Changes in other receivables and prepaid expenses	$ (4,001,666)	$ (120,851)
Changes in accounts payable and accrued liabilities	11,281,645	395,741
Changes in due to related parties		(90,827)
CHANGE IN NON-CASH WORKING CAPITAL	$ 7,279,979	$ 184,063